TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information

Transamerica Sustainable Growth Equity

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Effective immediately, the following will replace the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Sustainable Growth Equity under the section entitled “Management”:

Management: Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Westfield Capital Management Company, L.P. Portfolio Managers:
Richard D. Lee, CFA	Portfolio Manager	since May 2025
Ethan J. Meyers, CFA[1]	Portfolio Manager	since March 2024
William A. Muggia	Portfolio Manager	since May 2025
[1] Effective June 30, 2025, Mr. Meyers will no longer serve as a Portfolio Manager of the fund.

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Sustainable Growth Equity under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Richard D. Lee, CFA	Westfield Capital Management Company, L.P.	Portfolio Manager of the fund since 2025; Managing Partner and Chief Investment Officer. He has been at Westfield since 2004.
Ethan J. Meyers, CFA*	Westfield Capital Management Company, L.P.	Portfolio Manager of the fund since 2024; Managing Partner, Director of Research and Investment Committee Member at Westfield Capital Management Company, L.P. since 1999
William A. Muggia	Westfield Capital Management Company, L.P.	Portfolio Manager of the fund since 2025; President, Chief Executive Officer, Chief Investment Officer and Managing Partner. He has been at Westfield since 1994.

* Effective June 30, 2025, Mr. Meyers will no longer serve as a Portfolio Manager of the fund.

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Effective immediately, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Westfield Capital Management Company, L.P. (“Westfield”):

Transamerica Sustainable Growth Equity

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Richard D. Lee, CFA*	11	$4.13 billion	9	$3.37 billion	219	$10.09 billion
Ethan J. Meyers, CFA**	11	$4.57 billion	10	$3.42 billion	219	$10.91 billion
William A. Muggia*	14	$6.20 billion	13	$3.48 billion	262	$11.43 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Richard D. Lee, CFA*	0	$0	0	$0	22	$2.11 billion
Ethan J. Meyers, CFA**	0	$0	0	$0	23	$2.41 billion
William A. Muggia*	0	$0	1	$35 million	26	$3.06 billion

* As of March 31, 2025

** Effective June 30, 2025, Mr. Meyers will no longer serve as a Portfolio Manager of the fund.

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Investors Should Retain this Supplement for Future Reference

May 30, 2025